Total
Astor Dynamic Allocation Fund
Fund Summary: Astor Dynamic Allocation Fund
Investment Objective
The Fund seeks total return through a combination of capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares on page _____ of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page ____ of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Astor Dynamic Allocation Fund	Astor Dynamic Allocation Fund Class A shares	Astor Dynamic Allocation Fund Class C shares	Astor Dynamic Allocation Fund Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Astor Dynamic Allocation Fund		Astor Dynamic Allocation Fund Class A shares	Astor Dynamic Allocation Fund Class C shares	Astor Dynamic Allocation Fund Class I shares
Management Fees	[1]	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses	[1]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		1.82%	2.57%	1.57%
Fee Waiver and Reimbursement	[2]	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1],[2]	1.55%	2.30%	1.30%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table does not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2024 so that the total annual operating expenses excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.40%, 2.15% and 1.15% for Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the expense limitation described in the footnotes to the fee table is in effect only until the end of the 1-year period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Astor Dynamic Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Astor Dynamic Allocation Fund Class A shares	625	995	1,389	2,490
Astor Dynamic Allocation Fund Class C shares	233	774	1,341	2,885
Astor Dynamic Allocation Fund Class I shares	132	469	830	1,845

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests predominantly in exchange-traded funds (“ETFs”) that each invest primarily in domestic or foreign (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents. The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks. The Fund defines fixed-income securities to include ETFs that invest primarily in fixed-income securities, such as bonds, notes and debentures. The Fund defines alternative and specialty securities to include ETFs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked). Pursuant to the Fund’s principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs that each invest primarily in securities of domestic issuers of varying market capitalizations. While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above). With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). The Fund may invest in fixed income securities of any credit quality (including high yield or “junk” bonds) and any maturity. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

Astor Investment Management, LLC the Fund’s investment adviser, uses a tactical asset allocation strategy based on a proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate the most appropriate risk-adjusted returns in the given economic environment. In managing the Fund’s portfolio, the adviser may engage in frequent trading of securities, resulting in a high portfolio turnover rate.

The model is based upon the Astor Economic Index® which takes economic data points focused on: (1) employment and (2) output to determine what the adviser believes is the current level of the economy. Additional indicators such as market conditions and price momentum are also used. The adviser uses these outputs to allocate assets and rebalance the Fund’s investment portfolio at an appropriate level for the economic and market risk environment with the goal of achieving positive returns throughout economic cycles. The adviser seeks to use macroeconomic analysis as a risk control in order to mitigate the impact of large negative returns (commonly referred to as drawdowns) typically experienced during periods of weak economic activity.

The adviser anticipates rebalancing the Fund’s portfolio based upon the adviser’s determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during economic expansions by increasing the portfolio allocation to long equity ETFs linked to broad market indices, such as the Standard & Poor’s 500 Index. During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs including those providing inverse market exposure. Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. Alternative or specialty ETFs are selected to provide positive returns and diversification. These may include ETFs linked to commodities, such as oil or gold, as well as ETFs focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs.

(1)	Alternative and Specialty Assets Risk: The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currencies. Inverse ETFs limit the Fund’s participation in certain market gains.

(2)	Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
(3)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

(4)	Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

(5)	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

(6)	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(7)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

(8)	Fixed-Income Risk: When the Fund invests in fixed-income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

(9)	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

(10)	High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

(11)	Inverse ETF Risk: Inverse ETFs are designed to rise in hedging activities by investing in inverse ETFs. Price when stock prices are falling. Inverse ETFs may employ leverage, which magnifies tend to limit the changes in the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying stock index upon which they are based assets and benchmarks, and volatile markets can amplify this effect. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(12)	Management Risk: The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.
(13)	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

(14)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

(15)	Real Estate Investment Trust (REIT) Risk: Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

(16)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

(17)	Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Performance

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund’s Class I shares for each full calendar year for the past ten years. The performance table compares the performance of the Fund’s shares over time to the performance of its benchmark and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorimfunds.com or by calling (877) 738-0333.

Class I Annual Total Return (Years ended December 31)

Best Quarter	3/31/19	11.15%
Worst Quarter	12/31/18	(13.21)%
The Fund’s year-to-date return for Class I Shares as of September 30, 2023 was 3.31%
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Astor Dynamic Allocation Fund		Label		1 Year		5 Years		10 Years		Inception Date
Astor Dynamic Allocation Fund Class I shares		Return before taxes	[1]	(11.50%)	[1]	2.68%	[1]	5.30%	[1]	Oct. 19, 2009
Astor Dynamic Allocation Fund Class I shares | After Taxes on Distributions				(12.27%)		1.15%		4.28%
Astor Dynamic Allocation Fund Class I shares | After Taxes on Distributions and Sales				(6.27%)		1.70%		4.00%
Astor Dynamic Allocation Fund Class A shares		Return before taxes	[2]	(15.90%)	[2]	1.44%	[2]	4.52%	[2]	Nov. 30, 2011
Astor Dynamic Allocation Fund Class C shares		Return before taxes	[3]	(12.40%)	[3]	1.66%	[3]	4.24%	[3]	Mar. 12, 2010
S&P 500 Total Return Index	[4]			(18.11%)		9.42%		12.56%
S&P 500/40% Bloomberg U.S. Aggregate Bond Index	[5]			(15.79%)		5.96%		8.08%
[1]	Class I shares commence operations on October 19, 2009.
[2]	Class A shares commenced operations on November 30, 2011.
[3]	Class C shares commenced operations on March 12, 2010.
[4]	The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.
[5]	S&P 500/40% Bloomberg U.S. Aggregate Bond Index: A custom benchmark consisting of the summed returns of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond Index on a monthly basis. Index returns are calculated with dividends reinvested. This custom benchmark is often used for comparison purposes as it represents a “balanced” portfolio of equities and fixed income.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.

Astor Dynamic Allocation Fund | Alternative And Specialty Assets Risk [Member]
(1)	Alternative and Specialty Assets Risk: The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currencies. Inverse ETFs limit the Fund’s participation in certain market gains.

Astor Dynamic Allocation Fund | Commodity Risk [Member]
(2)	Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Astor Dynamic Allocation Fund | Credit Risk [Member]
(3)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

Astor Dynamic Allocation Fund | Currency Risk Domestic And Foreign [Member]
(4)	Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

Astor Dynamic Allocation Fund | Emerging Market Risk [Member]
(5)	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Astor Dynamic Allocation Fund | Equity Risk [Member]
(6)	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Astor Dynamic Allocation Fund | E T F Risk [Member]
(7)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

Astor Dynamic Allocation Fund | Fixed Income Risk [Member]
(8)	Fixed-Income Risk: When the Fund invests in fixed-income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

Astor Dynamic Allocation Fund | Foreign Investment Risk [Member]
(9)	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Astor Dynamic Allocation Fund | High Yield Or Junk Bond Risk [Member]
(10)	High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Astor Dynamic Allocation Fund | Inverse E T F Risk [Member]
(11)	Inverse ETF Risk: Inverse ETFs are designed to rise in hedging activities by investing in inverse ETFs. Price when stock prices are falling. Inverse ETFs may employ leverage, which magnifies tend to limit the changes in the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying stock index upon which they are based assets and benchmarks, and volatile markets can amplify this effect. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Astor Dynamic Allocation Fund | Management Risk [Member]
(12)	Management Risk: The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

Astor Dynamic Allocation Fund | Market And Geopolitical Risk [Member]
(13)	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Astor Dynamic Allocation Fund | Portfolio Turnover Risk [Member]
(14)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Astor Dynamic Allocation Fund | Real Estate Investment Trust R E I T Risk [Member]
(15)	Real Estate Investment Trust (REIT) Risk: Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Astor Dynamic Allocation Fund | Small And Medium Capitalization Company Risk [Member]
(16)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Astor Dynamic Allocation Fund | Sovereign Debt Risk [Member]
(17)	Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Astor Macro Alternative Fund
Fund Summary: Astor Macro Alternative Fund
Investment Objective
The Fund seeks to provide positive returns over a market cycle regardless of market conditions or general market direction.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares on page ____ of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page ____ of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Astor Macro Alternative Fund	Astor Macro Alternative Fund Class A Shares	Astor Macro Alternative Fund Class C Shares	Astor Macro Alternative Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Astor Macro Alternative Fund		Astor Macro Alternative Fund Class A Shares	Astor Macro Alternative Fund Class C Shares	Astor Macro Alternative Fund Class I Shares
Management Fees		1.45%	1.45%	1.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.07%	0.67%	1.07%
Acquired Fund Fees and Expenses	[2]	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses		2.96%	3.31%	2.71%
Fee Waiver and Reimbursement	[3]	(0.87%)	(0.47%)	(0.87%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[2],[3]	2.09%	2.84%	1.84%
[1]	The expenses of the Fund’s wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table does not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2024 so that the total annual operating expenses, excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.90%, 2.65% and 1.65%, for Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the expense limitation described in the footnotes to the fee table is in effect only until the end of the 1-year period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Astor Macro Alternative Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Astor Macro Alternative Fund Class A Shares	677	1,269	1,886	3,541
Astor Macro Alternative Fund Class C Shares	287	975	1,686	3,572
Astor Macro Alternative Fund Class I Shares	187	759	1,357	2,978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies

The Fund utilizes multiple quantitative strategies implemented over a broad variety of asset classes and countries in seeking to achieve its investment objective and generate high risk-adjusted returns (capital appreciation) with lower volatility than the global equity markets. While the Fund may generate income that is not expected to be the primary source of achieving its investment objective. The Fund may invest in domestic or foreign equity or fixed income securities and will also seek exposure to global currency and commodity markets by investing primarily in exchange traded funds (“ETFs”) and futures contracts. The Fund may also invest in swap contracts, or securities directly, to achieve its investment objective.

The Fund invests in ETFs that each invest primarily in either equity securities (common and preferred stocks) or fixed-income securities (such as bonds, notes and debentures). The Fund utilizes an asset allocation model to determine the percentage of exposure to specific global markets and equity securities vs. fixed income. The Fund invests in ETFs without restriction as to the underlying securities issuers’ capitalization, country or currency. With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”) with a maximum duration of 30 years or less. However, the Fund may invest in fixed income securities of any credit quality (including high yield), and any maturity.

The Fund gains exposure to various assets classes and global markets, including emerging markets, by investing in both ETFs and futures contracts linked to stock indices, fixed income, currency and commodities (such as base metals, agriculture, soft goods, and energy). The Fund’s investment adviser seeks superior returns and below-market volatility through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment. For example, a strong economy in a given country could lead the Fund to take larger positions in equity investments, while reducing its exposure to such country’s fixed income or bond markets.

The adviser’s investment model and philosophy uses quantitative indicators to analyze country-specific economic data inputs including: (1) employment, (2) economic output (through data such as gross domestic product or GDP) and (3) overall market conditions. The adviser uses these inputs to determine, what the adviser believes to be, the current level of economic growth. Once the economic level is identified, the adviser tactically allocates assets among various market segments and rebalances the Fund’s investment portfolio with the goal of achieving positive returns with relatively low return volatility compared to the global markets throughout all phases of the business cycle. The adviser anticipates rebalancing the Fund’s portfolio based upon its determination of changes in the economic cycle as well as other proprietary indicators.

In making investment decisions outside the US, the Fund also considers relative inflation rates, the rate of currency appreciation relative to inflation, current account deficits and the state of the world business cycle. In addition the adviser considers a wide variety of financial market data including short and long term interest rates, and the difference between those rates and those of the United States, valuation ratios, recent market volatility and recent market volatility relative to the price of options.

The Fund may hedge some or all of its equity exposure by investing in a combination of inverse ETFs and futures contracts on equity indexes or volatility indexes. From time to time, the Fund may have a net short equity position. The Fund may also hedge its currency exposure on international equity positions through its fundamental currency strategy which trades futures linked to currency such as the GBP, EUR, JPY, and AUD in equal weighting long, short, or neutral against one another and a currency momentum strategy that utilizes futures to trade such currencies against the dollar.

Subsidiary

The Fund may execute portions of its investment strategy (e.g. commodities exposure), by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Subsidiary. The Subsidiary will invest primarily in futures contracts for assets such as commodities, currencies and fixed income securities. However, the Fund may also make these investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Fund and are reflected in this Prospectus. By investing in futures contacts indirectly through the Subsidiary, the Fund will obtain exposure to financial markets such as commodities within the federal tax requirements that apply to the Fund. Because the Fund may invest a substantial portion of its assets in the Subsidiary, references to the Fund may also include the Subsidiary. In seeking to fulfill the Fund’s investment objective, the adviser may engage in frequent trading of the Fund’s portfolio securities.

Principal Investment Risks:

As with all mutual Fund, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs:

(1)	Alternative and Specialty Assets Risk: The Fund may invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF.

(2)	Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

(3)	Counterparty Risk: The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

(4)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

(5)	Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

(6)	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to leverage and credit risk.

(7)	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

(8)	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
(9)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

(10)	Fixed-Income Risk: When the Fund invests in fixed-income, the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

(11)	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

(12)	Futures Risk: There could be an imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract. Also, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

(13)	Hedging Transactions Risk: The Adviser, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. The Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

(14)	High-Yield or Junk: Lower-quality bonds, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

(15)	Inverse ETF Risk: Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

(16)	Management Risk: The Adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

(17)	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflict, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.
(18)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

(19)	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

(20)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

(21)	Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

(22)	Wholly Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of its benchmark. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorimfunds.com or by calling (877) 738-0333. Daily Net Asset Value (“NAV”) per share information is available by calling (877) 738-0333.

Class I Annual Total Return (Years ended December 31)

Best Quarter	3/31/19	10.64%
Worst Quarter	12/31/18	(8.26)%
The Fund’s year-to-date return for Class I Shares as of September 30, 2023 was (0.57)%
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Astor Macro Alternative Fund		Label		1 Year		5 Years		Since Inception		Inception Date
Astor Macro Alternative Fund Class I Shares		Return before taxes		(1.84%)		5.44%		5.27%		Jun. 22, 2015
Astor Macro Alternative Fund Class I Shares | After Taxes on Distributions				(1.86%)		3.67%		3.81%
Astor Macro Alternative Fund Class I Shares | After Taxes on Distributions and Sales				(1.05%)		3.57%		3.59%
Astor Macro Alternative Fund Class A Shares		Return before taxes	[1]	(6.80%)	[1]		[1]	(5.62%)	[1]	Feb. 24, 2021
S&P 500 Total Return Index	[2]			18.11%		9.42%		10.25%
Morningstar Macro Fund Trading	[3]			(2.28%)		2.23%		1.99%
[1]	Class A shares commenced operations on February 24, 2021.
[2]	The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.
[3]	U.S. Fund Macro Trading: Represented by the Morningstar Macro Trading fund category. Funds in this category utilize macro trading strategies, either through systematic or discretionary methods, to look for investment opportunities by studying such factors as the global economy, government policies, interest rates, inflation, and market trends. Macro trading funds are not restricted by asset class and may invest across such disparate assets as global equities, bonds, currencies, and commodities, and make extensive use of derivatives. Although these strategies aim to provide returns that are not correlated to traditional market indexes over a full market cycle, they can take significant directional long or short positions on any asset class over short periods and may have relatively high portfolio turnover.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.

Astor Macro Alternative Fund | Alternative And Specialty Assets Risk [Member]
(1)	Alternative and Specialty Assets Risk: The Fund may invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF.

Astor Macro Alternative Fund | Commodity Risk [Member]
(2)	Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Astor Macro Alternative Fund | Credit Risk [Member]
(4)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

Astor Macro Alternative Fund | Currency Risk Domestic And Foreign [Member]
(5)	Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

Astor Macro Alternative Fund | Emerging Market Risk [Member]
(7)	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Astor Macro Alternative Fund | Equity Risk [Member]
(8)	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Astor Macro Alternative Fund | E T F Risk [Member]
(9)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

Astor Macro Alternative Fund | Fixed Income Risk [Member]
(10)	Fixed-Income Risk: When the Fund invests in fixed-income, the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

Astor Macro Alternative Fund | Foreign Investment Risk [Member]
(11)	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Astor Macro Alternative Fund | Inverse E T F Risk [Member]
(15)	Inverse ETF Risk: Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

Astor Macro Alternative Fund | Management Risk [Member]
(16)	Management Risk: The Adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Astor Macro Alternative Fund | Market And Geopolitical Risk [Member]
(17)	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflict, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Astor Macro Alternative Fund | Portfolio Turnover Risk [Member]
(18)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Astor Macro Alternative Fund | Small And Medium Capitalization Company Risk [Member]
(20)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Astor Macro Alternative Fund | Sovereign Debt Risk [Member]
(21)	Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Astor Macro Alternative Fund | Counterparty Risk [Member]
(3)	Counterparty Risk: The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

Astor Macro Alternative Fund | Derivatives Risk [Member]
(6)	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to leverage and credit risk.

Astor Macro Alternative Fund | Futures Risk [Member]
(12)	Futures Risk: There could be an imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract. Also, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Astor Macro Alternative Fund | Hedging Transactions Risk [Member]
(13)	Hedging Transactions Risk: The Adviser, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. The Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Astor Macro Alternative Fund | High Yield Or Junk [Member]
(14)	High-Yield or Junk: Lower-quality bonds, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Astor Macro Alternative Fund | Short Position Risk [Member]
(19)	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Astor Macro Alternative Fund | Wholly Owned Subsidiary Risk [Member]
(22)	Wholly Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Astor Sector Allocation Fund
Fund Summary: Astor Sector Allocation Fund
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares on page ____ of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page ______ of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Astor Sector Allocation Fund	Astor Sector Allocation Fund Class A Shares	Astor Sector Allocation Fund Class C Shares	Astor Sector Allocation Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Astor Sector Allocation Fund		Astor Sector Allocation Fund Class A Shares	Astor Sector Allocation Fund Class C Shares	Astor Sector Allocation Fund Class I Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.08%	1.08%	1.08%
Acquired Fund Fees and Expenses	[1]	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		2.46%	3.21%	2.21%
Fee Waiver and Reimbursement	[2]	(0.88%)	(0.88%)	(0.88%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1],[2]	1.58%	2.33%	1.33%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table does not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2024 so that the total annual operating expenses, excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.40%, 2.15% and 1.15%, for Class A, Class C, Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the expense limitation described in the footnotes to the fee table is in effect only until the end of the 1-year period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Astor Sector Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Astor Sector Allocation Fund Class A Shares	628	1,125	1,648	3,075
Astor Sector Allocation Fund Class C Shares	236	907	1,602	3,452
Astor Sector Allocation Fund Class I Shares	135	607	1,104	2,475

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests predominantly in exchange-traded funds (“ETFs”) that each invest primarily in (1) equity securities, (2) fixed-income securities, or (3) cash equivalents. The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks. The Fund defines fixed-income securities to include ETFs that invest primarily in fixed-income securities, such as bonds, notes and debentures. Pursuant to the Fund’s principal investment strategies, the Fund invests its assets in equity and fixed income ETFs that each invest primarily in domestic issuers of varying market capitalizations. While the Fund expects to primarily hold equity securities, it may reduce its equity security exposure and may, from time to time, not have any investment exposure to equity securities, depending on market conditions. With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). The Fund may invest in fixed income securities of any credit quality (including high yield or “junk” bonds) and any maturity. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs. The Fund may also buy and sell futures contracts on the S&P 500 Index for hedging purposes.

The Fund is named to reflect its investment strategy – “sector allocation.” The Fund’s adviser seeks capital appreciation through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns and manage risk in the given economic environment.

The adviser’s investment model, which looks at the GICS universe of sectors to measure quantitative data, focuses on identifying the relative strength of various market sectors by analyzing data inputs including: (1) employment, (2) economic output (through gross domestic product or GDP), as well as (3) overall market conditions (such as price momentum). Based upon the inputs, the adviser seeks to overweight the sectors with the strongest economic and market signals while holding underweight allocations for the weaker sectors. The adviser tactically allocates assets among various sectors and market segments to rebalance the Fund’s investment portfolio according to the economic environment with the goal of achieving capital appreciation and lower drawdowns throughout full economic cycles.

The adviser anticipates rebalancing the Fund’s portfolio based upon the adviser’s determination of changes in the economic cycle as well as other proprietary indicators. By balancing the Fund’s portfolio based on economic cycles, the adviser seeks to invest in those sectors and market categories with the highest potential for positive returns during periods of relative economic strength while de-allocating from equities and utilizing defensive positioning such as allocations to cash and fixed-income ETFs when economic and market environments weaken. In managing the Fund’s portfolio, the adviser may engage in frequent portfolio transactions, resulting in a high portfolio turnover rate.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs.

(1)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

(2)	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(3)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.
(4)	Fixed-Income Risk: When the Fund invests in fixed-income ETFs the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

(5)	Futures Risk: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

(6)	Hedging Transactions Risk: Although the Fund may use futures contracts to attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses

(7)	High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

(8)	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

(9)	Management Risk: The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

(10)	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

(11)	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

(12)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.
(13)	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

(14)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A, Class C, and Class I shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorimfunds.com or by calling (877) 738-0333.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	12/31/20	13.87%
Worst Quarter:	12/31/18	(16.20)%
The Fund’s year-to-date return for Class A shares as of September 30, 2023 was 3.13%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Astor Sector Allocation Fund	Label	1 Year		5 Years		10 Years		Inception Date
Astor Sector Allocation Fund Class A Shares	Return before taxes	(17.03%)	[1]	3.87%	[1]	6.91%	[1]	Nov. 30, 2011
Astor Sector Allocation Fund Class A Shares | After Taxes on Distributions		(17.83%)		1.25%		5.51%
Astor Sector Allocation Fund Class A Shares | After Taxes on Distributions and Sales		(9.54%)		2.38%		5.24%
Astor Sector Allocation Fund Class C Shares	Return before taxes	(13.64%)	[1]	4.09%	[1]	6.63%	[1]	Nov. 30, 2011
Astor Sector Allocation Fund Class I Shares	Return before taxes	(12.72%)	[2]	5.15%	[2]	5.79%	[2],[3]	Jan. 06, 2014
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		(18.11%)		9.42%		12.56%
[1]	Class A and Class C shares commenced operations on November 30, 2011.
[2]	Class I shares commenced operations on January 6, 2014.
[3]	Class I returns reflect life of the fund.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

Astor Sector Allocation Fund | Credit Risk [Member]
(1)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

Astor Sector Allocation Fund | Equity Risk [Member]
(2)	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Astor Sector Allocation Fund | E T F Risk [Member]
(3)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

Astor Sector Allocation Fund | Fixed Income Risk [Member]
(4)	Fixed-Income Risk: When the Fund invests in fixed-income ETFs the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

Astor Sector Allocation Fund | High Yield Or Junk Bond Risk [Member]
(7)	High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Astor Sector Allocation Fund | Management Risk [Member]
(9)	Management Risk: The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Astor Sector Allocation Fund | Market And Geopolitical Risk [Member]
(10)	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Astor Sector Allocation Fund | Portfolio Turnover Risk [Member]
(12)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Astor Sector Allocation Fund | Small And Medium Capitalization Company Risk [Member]
(14)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Astor Sector Allocation Fund | Futures Risk [Member]
(5)	Futures Risk: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts.

Astor Sector Allocation Fund | Hedging Transactions Risk [Member]
(6)	Hedging Transactions Risk: Although the Fund may use futures contracts to attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses

Astor Sector Allocation Fund | Large Capitalization Company Risk [Member]
(8)	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Astor Sector Allocation Fund | Preferred Stock Risk [Member]
(11)	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

Astor Sector Allocation Fund | Sector Risk [Member]
(13)	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.